Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash	R$ 20,232,729	R$ 37,084,254
Debt instruments	279,608,861	284,173,184
Equity instruments	4,954,756	2,988,456
Loans and amounts due from credit institutions	35,947,923	30,177,627
Loans and advances to customer	564,548,556	566,089,914
Derivatives	65,807,698	40,206,299
Balances with the Brazilian Central Bank	181,749,252	167,800,211
Asset, total	1,152,849,775	1,128,519,945
Deposits from credit institutions	146,867,521	158,565,482
Customer deposits	593,328,796	605,068,163
Marketable debt securities	159,925,556	139,678,128
Debt Instruments Eligible to Compose Capital	28,113,937	23,137,784
Other financial liabilities	67,414,002	79,177,179
Short positions	49,380,059	39,396,666
Derivatives	60,011,991	39,410,274
Liabilities, total	1,105,041,862	1,084,433,676
Difference (assets less liabilities)	47,807,913	44,086,269
On demand [member]
IfrsStatementLineItems [Line Items]
Cash	20,232,729	15,131,969
Debt instruments	997,982	110,385
Equity instruments	4,954,756	2,117,553
Loans and amounts due from credit institutions	375,187	41,763
Loans and advances to customer	103,367,757	38,842,391
Derivatives		22,753
Balances with the Brazilian Central Bank	90,684,085	167,800,211
Asset, total	220,612,496	224,067,025
Deposits from credit institutions	3,727,499	3,388,235
Customer deposits	93,212,490	227,425,242
Marketable debt securities
Debt Instruments Eligible to Compose Capital
Other financial liabilities	3,310,946	1,121,506
Short positions
Derivatives
Liabilities, total	100,250,935	231,934,983
Difference (assets less liabilities)	120,361,561	(7,867,958)
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Cash		21,952,285
Debt instruments	27,898,675	28,818,116
Equity instruments		571,818
Loans and amounts due from credit institutions	26,274,530	6,746,688
Loans and advances to customer	130,196,993	149,527,493
Derivatives	47,239,976	17,117,638
Balances with the Brazilian Central Bank	84,421,117
Asset, total	316,031,291	224,734,038
Deposits from credit institutions	91,572,827	72,720,534
Customer deposits	261,558,684	184,353,360
Marketable debt securities	4,841,702	23,042,497
Debt Instruments Eligible to Compose Capital
Other financial liabilities	4,638,196	20,529,202
Short positions	22,581,504	972,415
Derivatives	42,240,588	4,506,806
Liabilities, total	427,433,501	306,124,814
Difference (assets less liabilities)	(111,402,210)	(81,390,776)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	63,721,953	43,426,801
Equity instruments		198,961
Loans and amounts due from credit institutions	7,004,532	4,400,946
Loans and advances to customer	119,102,830	112,549,440
Derivatives	4,662,446	588,359
Balances with the Brazilian Central Bank	6,644,050
Asset, total	201,135,811	161,164,507
Deposits from credit institutions	50,164,339	66,515,869
Customer deposits	126,932,829	87,235,595
Marketable debt securities	18,656,164	3,980,720
Debt Instruments Eligible to Compose Capital
Other financial liabilities	192,372	7,482,333
Short positions	10,117,743	2,728,931
Derivatives	4,653,740	5,611,956
Liabilities, total	210,717,187	173,555,404
Difference (assets less liabilities)	(9,581,376)	(12,390,897)
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	64,924,884	80,644,990
Equity instruments		100,124
Loans and amounts due from credit institutions	2,182,758	12,206,990
Loans and advances to customer	113,987,986	147,550,348
Derivatives	6,628,902	18,411,051
Balances with the Brazilian Central Bank
Asset, total	187,724,530	258,913,503
Deposits from credit institutions	1,402,856	12,938,966
Customer deposits	80,556,538	46,521,772
Marketable debt securities	40,033,889	42,216,454
Debt Instruments Eligible to Compose Capital
Other financial liabilities	59,158,320	37,652,435
Short positions	1,376,194	5,637,952
Derivatives	4,654,737	12,539,932
Liabilities, total	187,182,534	157,507,511
Difference (assets less liabilities)	541,996	101,405,992
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	46,781,813	56,763,284
Equity instruments
Loans and amounts due from credit institutions	110,916	6,157,811
Loans and advances to customer	41,465,669	68,790,302
Derivatives		1,701,330
Balances with the Brazilian Central Bank
Asset, total	88,358,398	133,412,727
Deposits from credit institutions		2,038,443
Customer deposits	30,233,704	59,474,729
Marketable debt securities	70,206,415	55,260,981
Debt Instruments Eligible to Compose Capital
Other financial liabilities	91,622	12,377,824
Short positions		11,872,654
Derivatives		1,652,110
Liabilities, total	100,531,741	142,676,741
Difference (assets less liabilities)	(12,173,343)	(9,264,014)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	75,283,554	74,409,608
Equity instruments
Loans and amounts due from credit institutions		623,429
Loans and advances to customer	56,427,321	48,829,940
Derivatives	7,276,374	2,365,168
Balances with the Brazilian Central Bank
Asset, total	138,987,249	126,228,145
Deposits from credit institutions		963,435
Customer deposits	834,551	57,465
Marketable debt securities	26,187,386	15,177,476
Debt Instruments Eligible to Compose Capital	28,113,937	23,137,784
Other financial liabilities	22,546	13,879
Short positions	15,304,618	18,184,714
Derivatives	8,462,926	15,099,470
Liabilities, total	78,925,964	72,634,223
Difference (assets less liabilities)	R$ 60,061,285	R$ 53,593,922